Fees and Expenses	Dec. 31, 2024
Calvert Small/Mid-Cap Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of yourinvestment)